Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

The following are the details of intangible assets at June 30, 2018 and December 31, 2017:

	June 30,	December 31,
	2018	2017
License	$996,346	$996,346
Trademarks	12,105	10,530
	1,008,451	1,006,876
Less accumulated amortization	(301,029)	(251,194)
	$707,422	$755,682

Future amortization expense intangible assets

The following summarizes estimated future amortization expense as of June 30, 2018 related to intangible assets:

Years ending December 31,
2018	$50,423
2019	100,845
2020	100,845
2021	100,845
2022	100,845
Thereafter	253,619
$707,422